Note 16 - Stockholders' Equity (Deficit) - Assumptions for Black Scholes Model (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Dividends	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		4.09%
Average Term of Credit Risk Derivatives		5 years
Minimum [Member]
Available-for-Sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Fair Value Volatility, Rate	75.00%	7500.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.93%
Average Term of Credit Risk Derivatives	4 years 3 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.33%
Average Term of Credit Risk Derivatives	5 years